Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2015 were $4,132 (2014 - $3,287).
In conjunction with recent utilities acquisitions, the Company assumed defined benefit pension and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2015	2014	2015	2014
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$241,963	$178,113	$68,257	$45,399
Projected benefit obligation assumed from business combination	—	1,022	—	—
Modifications to pension plan	(4,995)	(560)	—	—
Service cost	6,663	4,828	3,093	2,022
Interest cost	9,642	8,549	2,914	2,186
Actuarial loss (gain)	(16,098)	39,704	(8,466)	14,893
Contributions from retirees	—	—	412	331
Benefits paid	(13,024)	(8,125)	(2,447)	(1,586)
Loss on foreign exchange	45,231	18,432	12,802	5,012
Projected benefit obligation, end of year	$269,382	$241,963	$76,565	$68,257
Change in plan assets
Fair value of plan assets, beginning of year	156,990	139,280	14,295	13,395
Actual return (loss) on plan assets	(5,657)	6,568	20	1,176
Employer contributions	7,975	5,676	3,028	(222)
Benefits paid	(12,589)	(7,414)	(2,036)	(1,255)
Gain on foreign exchange	29,453	12,880	2,842	1,201
Fair value of plan assets, end of year	$176,172	$156,990	$18,149	$14,295
Unfunded status	$(93,210)	$(84,973)	$(58,416)	$(53,962)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(470)	—	(1,062)	(333)
Non-current liabilities	(92,740)	(84,973)	(57,354)	(53,629)
Net amount recognized	$(93,210)	$(84,973)	$(58,416)	$(53,962)

The accumulated benefit obligation for the pension plans was $251,932 and $219,007 as of December 31, 2015 and 2014, respectively.
During 2015, the Company permanently froze the accrual of retirement benefits for union participants and most non-union participants under existing plans, effective December 31, 2015 and March 31, 2015, respectively. Subsequent to the effective date, these employees began accruing benefits under the Company’s cash balance plan. The plan amendments resulted in a decrease to the projected benefit obligation of U.S. $3,941 which is recorded as a prior service credit in OCI.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
The amounts recognized in OCI before tax were as follows:

	AOCI
	Pension	OPEB
Balance, January 1, 2014	$(14,385)	$(9,083)
Current year net actuarial gain	43,350	14,338
Current year prior service loss	(563)	—
Amortization of net actuarial loss	349	641
Balance at December 31, 2014	$28,751	$5,896
Current year net actuarial loss	1,505	(7,554)
Current year prior service credits	(4,864)	—
Amortization of net actuarial gain	(1,358)	(680)
Amortization of prior service credits	457	—
Balance at December 31, 2015	$24,491	$(2,338)

The net actuarial loss for the defined benefit pension plans and OPEB that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are $632 and $88, respectively.

(b)	Assumptions
Weighted average assumptions used to determine net benefit cost for 2015 and 2014 were as follows:

	Pension benefits		OPEB
	2015	2014	2015	2014
Discount rate	3.71%	4.55%	3.82%	4.60%
Expected return on assets	6.44%	7.00%	5.50%	5.53%
Rate of compensation increase	3.01%	2.97%	N/A	N/A
Health care cost trend rate
Before Age 65			7.00%	7.63%
Age 65 and after			7.00%	7.63%
Assumed Ultimate Medical Inflation Rate			5.00%	5.00%
Year in which Ultimate Rate is reached			2019	2019

Weighted average assumptions used to determine net benefit obligation for 2015 and 2014 were as follows:

	Pension benefits		OPEB
	2015	2014	2015	2014
Discount rate	4.16%	3.71%	4.23%	3.80%
Rate of compensation increase	3.00%	3.01%	N/A	N/A
Health care cost trend rate
Before Age 65			6.50%	7.00%
Age 65 and after			6.50%	7.00%
Assumed Ultimate Medical Inflation Rate			4.75%	5.00%
Year in which Ultimate Rate is reached			2023	2019

10.	Pension and other post-employment benefits (continued)

(b)	Assumptions (continued)
The mortality assumption for December 31, 2015 was updated to the projected generationally scale MP-2015, adjusted to reflect the ultimate improvement rates in the 2015 Social Security Administration intermediate assumptions.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
The effect of a one percent change in the assumed health care cost trend rate (“HCCTR”) for 2015 is as follows:

2015
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$10,763
Total service and interest cost	1,111
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(8,687)
Total service and interest cost	(871)

(c)	Benefit costs
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2015	2014	2015	2014
Service cost	$6,663	$4,828	$3,093	$2,022
Interest cost	9,642	8,549	2,914	2,186
Expected return on plan assets	(11,989)	(10,018)	(713)	(628)
Amortization of net actuarial loss (gain)	1,398	(346)	510	(641)
Amortization of prior service credits	(471)	—	—	—
Net benefit cost	$5,243	$3,013	$5,804	$2,939

(d)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	74%	49% - 78%
Debt securities	26%	22% - 51%
Other	—%	0% - 1%

10.	Pension and other post-employment benefits (continued)

(d)	Plan assets (continued)
The fair values of investments as of December 31, 2015, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	138,993	72%
Debt securities	54,542	28%
Other	787	—%

As of December 31, 2015, the funds do not hold any material investments in APUC.

(e)	Cash flows
The Company expects to contribute $9,232 to its pension plans and $4,237 to its post-employment benefit plans in 2016.
The expected benefit payments over the next ten years are as follows:

	2016	2017	2018	2019	2020	2021-2025
Pension plan	$15,037	$13,829	$14,474	$15,120	$15,692	$88,692
OPEB	3,113	3,375	3,584	3,804	4,396	25,720